111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

June 24, 2022

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust XII (the “Trust”) (File Nos. 333-126328 and 811-21780) on behalf of MFS® Core Bond Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 71 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on June 17, 2022.

Please call the undersigned at (617) 954-4873 or Hayes Gatie at (617) 954-6851 with any questions you may have.

Very truly yours,

DJANIRA LEAL
Djanira Leal
Assistant Counsel

DL/ada
enclosure